Shareholder Fees	Mar. 28, 2025 USD ($)
Lyrical U.S. Value Equity Fund | Lyrical U.S. Value Equity Fund A Class
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	5.75%
Maximum Deferred Sales Charge (as a percentage)	1.00%	[1]
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	0.00%
Redemption Fee	$ 0
Exchange Fee	$ 0
Lyrical U.S. Value Equity Fund | Lyrical U.S. Value Equity Fund C Class
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage)	1.00%	[2]
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	0.00%
Redemption Fee	$ 0
Exchange Fee	$ 0
Lyrical U.S. Value Equity Fund | Lyrical U.S. Value Equity Fund Investor Class
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage)	0.00%
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	0.00%
Redemption Fee	$ 0
Exchange Fee	$ 0
Lyrical U.S. Value Equity Fund | Lyrical U.S. Value Equity Fund Institutional Class
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage)	0.00%
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	0.00%
Redemption Fee	$ 0
Exchange Fee	$ 0
Lyrical International Value Equity Fund | Lyrical International Value Equity Fund A Class
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	5.75%
Maximum Deferred Sales Charge (as a percentage)	1.00%	[3]
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	0.00%
Redemption Fee	$ 0
Exchange Fee	$ 0
Lyrical International Value Equity Fund | Lyrical International Value Equity Fund C Class
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage)	1.00%	[4]
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	0.00%
Redemption Fee	$ 0
Exchange Fee	$ 0
Lyrical International Value Equity Fund | Lyrical International Value Equity Fund Investor Class
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage)	0.00%
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	0.00%
Redemption Fee	$ 0
Exchange Fee	$ 0
Lyrical International Value Equity Fund | Lyrical International Value Equity Fund Institutional Class
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage)	0.00%
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	0.00%
Redemption Fee	$ 0
Exchange Fee	$ 0
Q3 ALL-SEASON SYSTEMATIC OPPORTUNITIES FUND | Q3 ALL-SEASON SYSTEMATIC OPPORTUNITIES FUND Institutional Class
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage)	0.00%
Redemption Fee	$ 0
Q3 ALL-SEASON SYSTEMATIC OPPORTUNITIES FUND | Q3 ALL-SEASON SYSTEMATIC OPPORTUNITIES FUND Class C
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage)	0.00%
Redemption Fee	$ 0
Q3 ALL-SEASON TACTICAL FUND | Q3 ALL-SEASON TACTICAL FUND Institutional Class
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage)	0.00%
Redemption Fee	$ 0
Q3 ALL-SEASON TACTICAL FUND | Q3 ALL-SEASON TACTICAL FUND C Class
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage)	0.00%
Redemption Fee	$ 0

[1]	A Class share purchases of $1,000,000 or more are subject to a 1.00% Contingent Deferred Sales Charge (“CDSC”) if redeemed during the first 18 months after purchase unless the dealer, at its discretion, has waived the CDSC.
[2]	C Class share purchases are subject to a 1.00% Contingent Deferred Sales Charge (“CDSC”) if redeemed during the first 12 months after purchase.
[3]	A Class share purchases of $1,000,000 or more are subject to a 1.00% Contingent Deferred Sales Charge (“CDSC”) if redeemed during the first 18 months after purchase unless the dealer, at its discretion, has waived the CDSC.
[4]	C Class share purchases are subject to a 1.00% Contingent Deferred Sales Charge (“CDSC”) if redeemed during the first 12 months after purchase.